INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax provision (benefit) consists of the following:

	December 31, 2013	December 31, 2012
Current tax expense:
Federal	$-	$-
State	-	-
Total current tax expense	-	-
Deferred tax expense:
Federal	(259,878)	(97,333)
State	(77,428)	(28,999)
Total deferred tax expense	(337,306)	(126,332)
Total income tax expense	(337,306)	(126,332)
Valuation allowance	337,306	126,332
Provision for income tax	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]	A reconciliation of the federal statutory rate and the Company’s effective tax rate are as follows:

	December 31, 2013	December 31, 2012
Federal statutory rate	(34.00)%	(34.00)%
State and local taxes, net of federal effect	(10.13)	(10.13)
Total federal, state and local tax rate, net	(44.13)	(44.13)
Valuation allowance	44.13	44.13
Effective income tax rate	0.00%	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	December 31, 2013	December 31, 2012

Net operating loss carry forwards	$512,465	$273,239
Depreciation and amortization	55,491	43,022
Accrued Wages	85,612	-
Deferred tax asset	653,568	316,261
Valuation allowance	(653,568)	(316,261)
Net deferred taxes	$-	$-